Due Dates of the Financial Liabilities - Aggregate Information Material Contractual Obligations and Payments Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 3,602	€ 4,134	€ 1,136
Bank loan	37	229	€ 510
Pension obligations	614	398
Advances repayable (current and non-current)	4,590	4,484
Total - material contractual obligations	9,371	9,949
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,306	1,401
Bank loan	37	192
Advances repayable (current and non-current)	371	346
Total - material contractual obligations	1,714	1,939
One to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,776	1,952
Bank loan		37
Advances repayable (current and non-current)	542	490
Total - material contractual obligations	2,319	2,479
Three to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	955	1,100
Advances repayable (current and non-current)	480	486
Total - material contractual obligations	1,435	1,586
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	92	385
Pension obligations	614	398
Advances repayable (current and non-current)	3,197	3,163
Total - material contractual obligations	€ 3,903	€ 3,945